Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 17, 2022	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Apr. 01, 2022	Oct. 30, 2020
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Negative working capital			$ 8,932,501
Cash flow from operating activities			1,153,335	$ (577,367)
Current liabilities			15,258,547	43,939,834
Non-current liabilities			882,749	30,680,308
Effective rate		20.56%
Applicable surcharge, percentage		12.00%
Education, percentage		4.00%
Deferred offering costs			$ 0	$ 34,164
Sri Sai cable and Broadband Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Shareholding percentage					51.00%
DDC CATV Network Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Shareholding percentage		51.00%
Global Health Sciences, Inc.[Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Shareholding percentage						75.00%
IPOs [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds	$ 12,400,000
Number of shares (in Shares)	2,609,474
Common shares price per share (in Dollars per share)	$ 4.75
Over-Allotment Option [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds	$ 1,860,000
Number of shares (in Shares)	391,421
Common shares price per share (in Dollars per share)	$ 4.75